Goodwill and intangible assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net	Goodwill and intangible assets, net
The following table presents our goodwill and intangible assets as of December 31, 2020 and 2021:

	As of December 31,
(in thousands)	2020	2021
Goodwill	€282,664	€286,539
Intangible assets with definite lives, net	5	540
Intangible assets with indefinite lives	169,545	169,545
Total	€452,214	€456,624

Impairment Assessment
As a response to the business impact from the COVID-19 pandemic, we performed a quantitative goodwill impairment assessment in the first quarter of 2020. As a result, we recorded goodwill impairment charges of €17.6 million, €107.5 million and €82.5 million, in the Developed Europe, Americas and Rest of World reporting units, respectively.
We performed our annual impairment assessment for goodwill as of September 30, 2020 and 2021. During the assessments, we compared the fair values of our reporting units to their carrying values. The fair value estimates for all reporting units were based on a blended analysis of the present value of future discounted cash flows and market value approach. The significant estimates used in the discounted cash flows model included our weighted average cost of capital, revenue growth rates, profitability of our business and long-term rate of growth. Our assumptions were based on the anticipated duration of COVID-19 impacts and rates of recovery, and implied risk premiums based on our market capitalization and factors specific to each reporting unit as of the assessment dates. Our significant estimates in the market approach model included identifying similar companies with comparable business factors such as size, growth, profitability, risk and return on investment, assessing comparable revenue and earnings multiples and the control premium applied in estimating the fair values of the reporting units.
We did not record any impairment charges as a result of the annual assessments as the fair values of the reporting units were assessed to be higher than their carrying values.

Goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2020	€215,310	€192,753	€82,527	€490,590
Foreign exchange translation	(4)	6	7	9
Impairment charge	(17,568)	(107,516)	(82,534)	(207,618)
Disposals	(222)	(95)	—	(317)
Balance as of December 31, 2020	€197,516	€85,148	€0	€282,664

Balance as of January 1, 2021	€197,516	€85,148	€0	€282,664
Foreign exchange translation	26	11	—	37
Impairment charge	—	—	—	—
Additions	2,525	1,313	—	3,838
Balance as of December 31, 2021	€200,067	€86,472	€0	€286,539

As of December 31, 2020 and December 31, 2021, we had accumulated impairment losses for goodwill of €207.6 million.

Indefinite-lived Intangible Assets
Our indefinite-lived intangible assets relate principally to trade names, trademarks and domain names. Concurrently with our annual goodwill impairment assessment, we also performed a quantitative impairment assessment for indefinite-lived intangible assets. We did not record any impairment losses as a result of this assessment.
As of December 31, 2020 and December 31, 2021, we had no accumulated impairment losses for indefinite-lived intangible assets.
Intangible Assets with Definite Lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2020 and 2021:

	December 31, 2020			December 31, 2021
(in thousands)	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Partner relationships	34,220	(34,220)	—	34,220	(34,220)	—
Technology	59,789	(59,784)	5	59,789	(59,789)	—
Non-compete agreement	10,800	(10,800)	—	10,800	(10,800)	—
Trademark/domain	—	—	—	675	(135)	540
Total	€104,809	€(104,804)	€5	€105,484	€(104,944)	€540

Amortization expense was €0.4 million for the year ended December 31, 2020 and €0.1 million for the year ended December 31, 2021. The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2021, assuming no subsequent impairment of the underlying assets, will be €135 thousand for each of the four succeeding fiscal years.